OTHER ASSETS AND LIABILITIES	12 Months Ended
Dec. 31, 2024
OTHER ASSETS AND LIABILITIES
OTHER ASSETS AND LIABILITIES

NOTE 14 – OTHER ASSETS AND LIABILITIES

The analysis of other current and non-current assets and liabilities at 31 December 2024 and 2023 is as follows:

	2024	2023

Other current assets:
Prepaid expenses	318,551	451,552
Prepaid tax	67,978	62,409
Advances given	19,047	154,501
Restricted cash held at central banks in respect of customers	18,750	21,657
Value added tax (“VAT”) receivables	10,337	492,412
Other	43,450	65,354

	478,113	1,247,885

	2024	2023

Other non-current assets:
Prepaid expenses	11,470	47,264
Other	935	1,421

	12,405	48,685

NOTE 14 - OTHER ASSETS AND LIABILITIES (Continued)

	2024	2023

Other current liabilities:
Taxes and funds payable	891,781	236,324
Deferred income (*)	350,399	459,199
Expense accruals	223,954	172,189
Refund liability	131,924	81,782
Received upfront fee under ADS program (**)	78,194	78,408
Payable to personnel	6,775	14,230
Other liabilities	805	49,934

	1,683,832	1,092,066

	2024	2023

Other non-current liabilities:
Deferred income (*)	298,570	302,039
Received upfront fee under ADS program (**)	201,376	279,569

	499,946	581,608

(*)Deferred income consists of prepayments received by the Group within the scope of partnerships with banks and global payment technology companies and convenience fees received in advance within the scope of BNPL.

(**)American Depositary Shares (“ADS”) fees collected under the depositary service agreement for seven-year period, that was signed between the Group and depositary bank and which is recognized as other income on a pro-rata basis.